Long-Term Debt and Borrowing Arrangements (Details) $ in Thousands, € in Millions	Oct. 04, 2023 USD ($) shares	Oct. 06, 2022 USD ($) shares	Oct. 04, 2022 shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 04, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021	Jan. 01, 2021	Apr. 30, 2020 EUR (€)	Apr. 01, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 01, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 01, 2019 EUR (€)
Long-Term Debt and Borrowing Arrangements [Line Items]
Revolving credit arrangement	$ 10,000	$ 5,000			$ 10,000		$ 10,000	$ 10,000					€ 2.5
Annual fixed interest rate					3.00%
Debt-to-equity conversion		7,600
Acquisitions loaned					$ 6,800
Term loan	1,975	8,700					$ 7,250	$ 12,785			€ 1.5	€ 1.5		$ 1,975	€ 7.0	€ 7.0
Fixed interest rate					2.75%
Loan bears interest percentage				8.875%			3.75%	2.75%	2.00%	2.00%				3.00%
Conversion debt owed to infinite acquisitions amount	7,300	$ 20,000
Predecessor financing units (in Shares) | shares		2,000,000	80
Converted debt instruments		$ 8,500
Outstanding balance amount	$ 2,100	$ 3,900
Conversion Agreement with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Predecessor financing units (in Shares) | shares	727,500	2,000,000
Outstanding balance amount	$ 1,800
Falcon’s Beyond Global, LLC [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Revolving credit arrangement		$ 10,000
Outstanding balance amount		$ 7,600
Institute of Official Credit [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Fixed interest rate											1.70%	1.70%
Loan with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan							$ 7,250
Loan bears interest percentage							3.75%
Loan with Universal Kat Holdings, LLC [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan				$ 1,250
Loan bears interest percentage				8.875%
Loan with Katmandu Ventures, LLC [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Term loan				$ 7,221
Loan bears interest percentage				8.875%
$10 million Revolving Credit Arrangement [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Annual fixed interest rate				2.75%	2.75%
Conversion of Debt to Equity with Infinite Acquisitions [Member]
Long-Term Debt and Borrowing Arrangements [Line Items]
Revolving credit arrangement | €						€ 2.5
Outstanding balance amount	$ 3,400